Borrowings - Schedule of Contractual Maturity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 MXN ($)
Schedule of Contractual Maturity [Abstract]
Less than 1 year	$ 0
1–2 years	31,713
2–5 years	3,773,787
More than 5 years
Total	$ 3,805,500